Basis of Presentation, Significant Accounting Policies, and Recently Issued Accounting Standards	9 Months Ended
Sep. 30, 2016
Centennial Resource Production, LLC (Centennial OpCo)
Basis of Presentation, Significant Accounting Policies, and Recently Issued Accounting Standards

Note 2—Basis of Presentation, Significant Accounting Policies, and Recently Issued Accounting Standards

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The condensed consolidated financial statements do not include all information and notes required by U.S. GAAP for complete financial statements. However, except as disclosed herein, there has been no material change in the information disclosed in the notes to the Audited Financial Statements. In the opinion of management, all adjustments, consisting of normal recurring accruals considered necessary for a fair presentation of interim financial information, have been included. Operating results for the periods presented are not necessarily indicative of expected results for the full year. Certain prior period amounts have been reclassified to conform to the current presentation on the accompanying condensed consolidated financial statements.

Assumptions, Judgments and Estimates

The preparation of the Predecessor’s condensed consolidated financial statements requires the Predecessor’s management to make various assumptions, judgments and estimates to determine the reported amounts of assets, liabilities, revenues and expenses, and in the disclosures of commitments and contingencies. Changes in these assumptions, judgments, and estimates will occur as a result of the passage of time and the occurrence of future events and, accordingly, actual results could differ from amounts previously established.

The more significant areas requiring the use of assumptions, judgments and estimates include: (1) oil and natural gas reserves; (2) cash flow estimates used in impairment tests of long‑lived assets; (3) depreciation, depletion and amortization; (4) asset retirement obligations; (5) determining fair value and allocating purchase price in connection with business combinations; (6) valuation of derivative instruments; and (7) accrued revenue and related receivables.

Significant Accounting Policies

The significant accounting policies followed by the Predecessor are set forth in Note 2—Basis of Presentation, Summary of Significant Accounting Policies, and Recently Issued Accounting Standards in the Audited Financial Statements.

Recently Issued Accounting Standards

In August 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-15, Classification of Certain Cash Receipts and Cash Payments, which clarifies how certain cash receipts and cash payments are presented and classified in the statement of cash flows. This update addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. The new standard becomes effective for the Predecessor on January 1, 2018, with early adoption is permitted. The Predecessor is evaluating the impact, if any, that the adoption of this update will have on the Predecessor’s condensed consolidated financial statements and related disclosures.

In March 2016, the FASB issued ASU No. 2016-09, Improvements to Employee Share-Based Payment Accounting, which includes provisions intended to simplify various aspects related to how share-based compensation payments are accounted for and presented in the financial statements. This amendment will be effective prospectively for reporting periods beginning on or after December 15, 2016, and early adoption is permitted. The Predecessor is evaluating the impact, if any, that the adoption of this update will have on the Predecessor’s condensed consolidated financial statements and related disclosures.

In February 2016, the FASB issued ASU No. 2016-02, Leases, which requires all leasing arrangements to be presented in the balance sheet as liabilities along with a corresponding asset.  This ASU will replace most existing leases guidance in U.S. GAAP when it becomes effective. The new standard becomes effective for the Predecessor on January 1, 2019.  Although early adoption is permitted, the Predecessor does not plan to early adopt the ASU.  The standard requires the use of the modified retrospective transition method.  The Predecessor is evaluating the impact, if any, that the adoption of this update will have on the Predecessor’s condensed consolidated financial statements and related disclosures.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. This guidance is to be applied using a full retrospective method or a modified retrospective method, as outlined in the guidance. In August 2015, the FASB deferred the effective date of the new revenue recognition standard by one year. The revenue recognition standard is now effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted but only for annual periods, and interim periods within those annual periods, beginning after December 15, 2016. The Predecessor is evaluating the impact, if any, that the adoption of this update will have on our consolidated and combined financial statements and related disclosures.

Other than as disclosed above or set forth in Note 2—Basis of Presentation, Summary of Significant Accounting Policies, and Recently Issued Accounting Standards in the Predecessor’s Audited Financial Statements, there are no other new accounting standards that would have a material impact on the Predecessor’s condensed consolidated financial statements and disclosures.